Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows
	2018	2017	2016
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(78)	(1,235)	(539)
Shares used in computation:
Weighted-average ordinary shares outstanding	177,154,405	151,668,769	148,368,720
Basic net loss per share attributable to owners of the parent	(0.44)	(8.14)	(3.63)

Diluted loss per share
Net loss attributable to owners of the parent	(78)	(1,235)	(539)
Fair value adjustments on warrants	(14)	—	—
Net loss used in the computation of diluted loss per share	(92)	(1,235)	(539)
Shares used in computation:
Weighted-average ordinary shares outstanding	177,154,405	151,668,769	148,368,720
Warrants	4,055,887	—	—
Diluted weighted average ordinary shares	181,210,292	151,668,769	148,368,720
Diluted net loss per share attributable to owners of the parent	(0.51)	(8.14)	(3.63)

Summary of Anti-dilutive Securities

Potential dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2018	2017	2016
Employee options	12,243,526	14,646,720	10,976,480
Restricted stock units	100,383	195,937	501,480
Restricted stock awards	61,880	61,880	—
Warrants	—	6,720,000	5,120,000